Accounts Receivable, Net - Schedule of Accounts Receivable – Non-Current Portion of Warranty Retainage by Due Date (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Accounts Receivable – Non-Current Portion of Warranty Retainage by Due Date [Line Items]
Total accounts receivable – non-current	$ 526,939	$ 670,146
1-2years [Member]
Schedule of Accounts Receivable – Non-Current Portion of Warranty Retainage by Due Date [Line Items]
Total accounts receivable – non-current	340,036
2-3years [Member]
Schedule of Accounts Receivable – Non-Current Portion of Warranty Retainage by Due Date [Line Items]
Total accounts receivable – non-current	108,294
>3 years [Member]
Schedule of Accounts Receivable – Non-Current Portion of Warranty Retainage by Due Date [Line Items]
Total accounts receivable – non-current	$ 78,609